Business Combinations	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS
14	BUSINESS COMBINATIONS
On October 1, 2021, the Bank exercised a call option to reach 24.99% of the equity interest in Fintech SGR, being this a structured entity in which the
B
ank has control (see also note 1 and 3 item “consolidation basis”).
Assets acquired and liabilities assumed
The fair
value
of the identifiable assets and liabilities of Fintech SGR and the risk fund (“Fondo de Riesgo”), as of the date of acquisition, were as follows (figures stated in terms of purchasing power at the acquisition date):

Composition	Fair value recognized on acquisition
	SGR	Risk fund
Assets	59,361	859,015
Cash and deposits in Banks	250	92,780
Debt Securities at fair value through profit or loss		622,174
Other financial assets	39,571	143,660
Property, plant and equipment	569
Deferred tax assets	3,965
Other non-financial assets	15,006	401
Liabilities	50,195	859,015
Other financial liabilities		851,420
Other non-financial liabilities	50,195	7,595
Net assets acquired at fair value	9,166
The goodwill generated by the acquisition of Fintech SGR arising from the acquisition date amounted to

22,824
(not restated).
The total consideration transferred amounted to 33,488 (not restated) and it was performed through an irrevocable capital contribution made by the Bank in order to increase the capital stock of Fintech SGR, which was approved by the Fintech SGR’s Ordinary and Special Shareholders’ Meeting involving class “A” and class “B”, held on October 18, 2021.